Restructuring And Related Charges (Summary Of Restructuring And Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 75.6	$ 37.5	$ 10.2
HHI Distribution Center Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	52.0	27.4
PET Rightsizing Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	12.1	8.2
Other Restructuring Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	11.5	1.9	10.2
Cost of Goods Sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	3.6	0.5	0.4
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 72.0	$ 37.0	$ 9.8